Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of taxes reconciles rate
	For the years ended March 31,
	2019	2018
PRC statutory income tax rate	25%	25%
Effect of PRC preferential tax rate	(10%)	(10%)
Effect of other deductible expenses	(0.5%)	(0.9%)
Total	14.5%	14.1%

Schedule of income tax
	For the years ended March 31,
	2019	2018
Current income tax provision	$3,183,154	$2,871,693
Deferred income tax provision	-	-
Total	$3,183,154	$2,871,693

Schedule of taxes payable
	As of March 31,
	2019	2018
Income tax payable	$942,160	$820,365
VAT payable	522,335	508,002
Other tax payables (other payables and accrued liabilities)	68,655	82,580
Total	$1,533,150	$1,410,947